SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net (loss) income	¥ 209,628	$ 32,896	¥ (2,051,224)	¥ (219,068)
Net cash generated from (used in) operating activities	¥ (2,803,961)	$ (440,003)	¥ (231,235)	¥ 852,833